Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 02, 2021	Feb. 16, 2021	Dec. 31, 2020	Dec. 28, 2020	Feb. 19, 2021	Feb. 19, 2021	Jun. 30, 2021	Jun. 30, 2021	Jan. 27, 2021	Dec. 23, 2020
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares)		1,125,000		1,031,250
Issued and outstanding shares percentage		20.00%		20.00%
Generating gross proceeds								$ 8,500,000
Loan amount										$ 300,000
Borrowed under note										$ 129,000
working capital, description			The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant.					The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant.
Payment for office space			$ 10,000					$ 10,000
Incurred expenses							$ 20,000	20,000
Accrued expenses			$ 0				$ 30,000	$ 30,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance of note									$ 82,441
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Initial business combination, description			(A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions, capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination					(A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions, capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate expenses				$ 25,000
Issuance of shares (in Shares)				7,906,250
Share dividend (in Shares)		718,750
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)					2,500,000	2,500,000
Price per share (in Dollars per share)					$ 10.00	$ 10.00
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)								4,250,000
Generating gross proceeds								$ 8,500,000
Warrant exercisable price per share (in Dollars per share)							$ 2.00	$ 2.00
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)		8,625,000	8,625,000				8,625,000	8,625,000
Forfeited shares (in Shares)	500,000						500,000
Class A Ordinary Shares
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)			0				2,676,120	2,676,120
Price per share (in Dollars per share)							$ 11.50	$ 11.50
Class A Ordinary Shares | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 11.50	$ 11.50